UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
    USAA(R)

                                       [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

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        SEMIANNUAL REPORT
        USAA MANAGED ALLOCATION FUND
        NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  8

    Notes to Portfolio of Investments                                        11

    Financial Statements                                                     13

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MANAGED ALLOCATION FUND (THE FUND) SEEKS TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with this investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as derivatives, including futures contracts and hedge funds.*

*The Fund is not offered for sale directly to the general public and currently is available for investment through a USAA discretionary managed account program. The Fund may be offered to other persons and legal entities that USAA Asset Management Company may approve from time to time. There are no minimum initial or subsequent purchase payment amounts for investments in the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company
    JOHN P. TOOHEY, CFA                              DAN DENBOW, CFA*
    WASIF A. LATIF                                   ARNOLD J. ESPE, CFA
    R. MATTHEW FREUND, CFA

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o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The U.S. stock market performed very well during the period, with large-cap companies leading the way. The United States is one of the fastest-growing developed world economies, and large-cap companies generally feature strong balance sheets, above-average dividend yields and stable business lines. Large-cap stocks were, therefore, seen as being a relatively safer option at a time of slower growth overseas, helping the S&P 500(R) Index to finish the period close to its all-time high. Small-cap stocks, while positive, lagged large-cap stocks somewhat due to their weak showing during September and the first half of October. In contrast to the U.S. market, international equities as a group closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar, the asset class was also hurt by signs of weak growth in both Europe and Japan. Emerging market equities also lost ground, reflecting concerns about the outlook for the world economy and the potential impact of falling commodity prices.

    The U.S. investment-grade bond market was helped by modest economic growth, low inflation, and the growing expectation that the Federal Reserve will not be compelled to raise interest rates until late in 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried through to the rest of the market. While investment-grade bonds performed well, high-yield bonds as a group experienced negative returns during the six-month

    *Effective October 1, 2014, Dan Denbow no longer manages the Fund.

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2  | USAA MANAGED ALLOCATION FUND

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    period. The asset class was hurt by the unfavorable combination of investors exiting the asset class generally and an elevated supply of high-yield bond issues in the early autumn. Later in the period, the sharp downturn in the price of oil weighed on the performance of bonds issued by energy companies, which are heavily represented in the high-yield market.

o HOW DID THE USAA MANAGED ALLOCATION FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended November 30, 2014, the Fund had a total return of -0.58%. This compares to returns of 8.58% for the S&P 500 Index and 1.91% for the Barclays U.S. Aggregate Bond Index.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

    This Fund is designed to provide more flexibility in implementing tactical asset allocation shifts within USAA's Managed Portfolios. Within the Fund, we use exchange-traded funds (ETFs) to implement our target allocations.

    During the past six months, this approach led us to hold a substantial weighting in international equities. On the developed market side, we held ETFs designed to track the MSCI EAFE Index and the European equity markets. Since the overseas markets trailed the United States, this aspect of our positioning detracted from performance. European stocks, in particular, lagged as it became apparent that economic growth was falling well below expectations. Nevertheless, we believe the international markets represent a compelling opportunity at a time in which U.S. equities are trading above longer-term averages based on many valuation metrics.

    Another source of underperformance was the Fund's allocation to emerging markets. We have favored this asset class on the basis of its compelling valuations and strong growth relative to the developed markets. However, concerns about global growth trends caused investors to rein in

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    their appetite for risk during the second half of the reporting period - a trend that adversely impacted the performance of emerging-market equities.

    The Fund's allocation to domestic equities helped performance at a time in which the U.S. market finished with a positive return. Our tilt toward the value stocks over growth stocks prevented the Fund from fully participating in the rally due to the strong outperformance of growth stocks during the past six months.

    Our allocation to investment-grade bonds also aided performance. We held a position in an ETF linked to intermediate-term debt, which enabled the Fund to capitalize on the decline in interest rates that occurred during the period. We also held an allocation to an ETF linked to U.S. corporate bonds, which helped performance given that the asset class finished with a modest gain and slightly outperformed the broader fixed-income market.

    The Fund also holds an allocation to high-yield bonds. This position was a strong, positive contributor to performance through the first half of 2014, and it has made a favorable contribution over the trailing one-, three-, and five-year periods as well. In contrast, the more recent weakness in high-yield bonds caused this allocation to detract from performance during the reporting period. From a longer-term standpoint, however, we believe the asset class remains supported by moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

    We continue to use our diversified, global approach to identify asset classes that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We expect this long-term, value-driven methodology will be critical to generating outperformance if the investment backdrop becomes more challenging in the year ahead.

    Thank you for your investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Exchange-traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

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4  | USAA MANAGED ALLOCATION FUND

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INVESTMENT OVERVIEW

USAA MANAGED ALLOCATION FUND (THE FUND)
(Ticker Symbol: UMAFX)


--------------------------------------------------------------------------------
                                          11/30/14                    5/31/14
--------------------------------------------------------------------------------

Net Assets                               $1.3 Billion               $1.2 Billion
Net Asset Value Per Share                   $11.92                     $11.99


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
5/31/14 - 11/30/14*                1 YEAR                SINCE INCEPTION 2/01/10

      -0.58%                        3.81%                          7.53%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
1 YEAR                                                   SINCE INCEPTION 2/01/10

1.36%                                                             7.04%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                      1.01%

               (includes acquired fund fees and expenses of 0.28%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), the redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                        BARCLAYS U.S.
                                               USAA MANAGED            AGGREGATE BOND
                     S&P 500 INDEX           ALLOCATION FUND               INDEX
01/31/10               10,000.00                10,000.00                10,000.00
02/28/10               10,309.77                10,200.00                10,037.34
03/31/10               10,931.91                10,420.00                10,025.00
04/30/10               11,104.50                10,490.00                10,129.36
05/31/10               10,217.80                10,140.00                10,214.60
06/30/10                9,682.92                 9,980.00                10,374.78
07/31/10               10,361.33                10,600.00                10,485.46
08/31/10                9,893.58                10,230.00                10,620.38
09/30/10               10,776.53                11,100.00                10,631.70
10/31/10               11,186.57                11,250.00                10,669.56
11/30/10               11,188.00                11,030.00                10,608.23
12/31/10               11,935.71                11,257.84                10,493.84
01/31/11               12,218.61                11,226.51                10,506.05
02/28/11               12,637.20                11,372.71                10,532.33
03/31/11               12,642.23                11,508.48                10,538.15
04/30/11               13,016.63                11,780.00                10,671.92
05/31/11               12,869.29                11,832.22                10,811.19
06/30/11               12,654.77                11,759.12                10,779.54
07/31/11               12,397.44                11,915.76                10,950.59
08/31/11               11,723.99                12,030.64                11,110.58
09/30/11               10,899.81                11,592.02                11,191.40
10/31/11               12,091.08                12,239.51                11,203.42
11/30/11               12,064.36                11,988.87                11,193.70
12/31/11               12,187.77                12,051.67                11,316.73
01/31/12               12,733.97                12,534.63                11,416.10
02/29/12               13,284.61                12,770.50                11,413.48
03/31/12               13,721.79                12,579.56                11,350.94
04/30/12               13,635.66                12,646.95                11,476.78
05/31/12               12,816.15                11,984.28                11,580.63
06/30/12               13,344.20                12,377.39                11,585.17
07/31/12               13,529.54                12,523.40                11,744.96
08/31/12               13,834.27                12,703.11                11,752.64
09/30/12               14,191.77                12,927.74                11,768.82
10/31/12               13,929.72                12,916.51                11,791.96
11/30/12               14,010.53                12,961.44                11,810.57
12/31/12               14,138.23                13,242.58                11,793.75
01/31/13               14,870.52                13,383.21                11,711.27
02/28/13               15,072.39                13,277.74                11,769.97
03/31/13               15,637.65                13,359.77                11,779.37
04/30/13               15,938.94                13,523.84                11,898.56
05/31/13               16,311.78                13,266.02                11,686.26
06/30/13               16,092.73                12,832.41                11,505.49
07/31/13               16,911.60                13,160.55                11,521.22
08/31/13               16,421.81                12,855.85                11,462.33
09/30/13               16,936.79                13,230.86                11,570.84
10/31/13               17,715.34                13,594.16                11,664.39
11/30/13               18,255.19                13,676.19                11,620.72
12/31/13               18,717.34                13,780.15                11,555.05
01/31/14               18,070.21                13,422.84                11,725.78
02/28/14               18,896.81                13,875.43                11,788.13
03/31/14               19,055.65                13,994.53                11,768.05
04/30/14               19,196.51                14,089.81                11,867.35
05/31/14               19,647.13                14,280.38                12,002.47
06/30/14               20,052.99                14,447.12                12,008.67
07/31/14               19,776.45                14,197.01                11,978.55
08/31/14               20,567.60                14,482.85                12,110.79
09/30/14               20,279.17                14,006.44                12,028.56
10/31/14               20,774.49                14,137.45                12,146.79
11/30/14               21,333.22                14,197.00                12,231.64

                                   [END CHART]

                        Data from 1/31/10 to 11/30/2014.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Managed Allocation Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the S&P 500 Index and the Barclay U.S. Aggregate Bond Index is calculated from the end of the month, January 31, 2010, while the inception date of the Fund is February 1, 2010. There may be a slight variation of performance numbers because of this difference.

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6  | USAA MANAGED ALLOCATION FUND

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                         o ASSET ALLOCATION - 11/30/14 o

                         [PIE CHART OF ASSET ALLOCATION]

DOMESTIC EXCHANGE-TRADED FUNDS*                                            23.0%
FIXED-INCOME EXCHANGE-TRADED FUNDS*                                        29.4%
INTERNATIONAL EXCHANGE-TRADED FUNDS*                                       40.9%
MONEY MARKET INSTRUMENTS                                                    6.8%

                                 [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 8-10.

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                                                        INVESTMENT OVERVIEW |  7

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PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (93.3%)

              EXCHANGE-TRADED FUNDS (93.3%)

              DOMESTIC EXCHANGE-TRADED FUNDS (23.0%)
   352,600    iShares Core S&P Mid-Cap ETF                                                $   50,866
   260,000    iShares Core S&P Small-Cap ETF                                                  28,938
   935,400    iShares Russell 1000 Value ETF                                                  97,703
   150,000    iShares Russell 2000 ETF                                                        17,516
 1,139,600    iShares S&P 500 Value ETF                                                      106,951
                                                                                          ----------
              Total Domestic Exchange-Traded Funds                                           301,974
                                                                                          ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (29.4%)
 1,448,000    iShares 7-10 Year Treasury Bond ETF                                            153,763
   525,000    iShares iBoxx High Yield Corporate Bond Fund                                    47,843
   898,000    iShares iBoxx Investment Grade Corporate Bond Fund                             107,841
 1,940,600    SPDR Barclays High Yield Bond Fund                                              76,809
                                                                                          ----------
              Total Fixed-Income Exchange-Traded Funds                                       386,256
                                                                                          ----------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (40.9%)
   900,000    iShares Core MSCI EAFE ETF                                                      52,254
   900,000    iShares Core MSCI Emerging Markets ETF                                          44,802
 3,169,100    iShares MSCI EAFE ETF                                                          202,791
 1,600,000    Vanguard FTSE Emerging Markets ETF                                              67,472
 1,919,200    Vanguard FTSE European ETF                                                     106,112
 1,400,000    WisdomTree Emerging Markets SmallCap Dividend Fund                              62,930
                                                                                          ----------
              Total International Exchange-Traded Funds                                      536,361
                                                                                          ----------
              Total Equity Exchange-Traded Funds (cost: $1,131,660)                        1,224,591
                                                                                          ----------

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8  | USAA MANAGED ALLOCATION FUND

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
----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                            COUPON                       VALUE
(000)         SECURITY                                             RATE       MATURITY         (000)
----------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.8%)
              COMMERCIAL PAPER (5.0%)
              FINANCIALS (5.0%)
              -----------------
              ASSET-BACKED FINANCING (5.0%)
   $10,000    Alpine Securitzation Corp.(a),(b)                    0.13%     12/09/2014   $   10,000
     5,099    Barton Capital, LLC(a),(b)                           0.12      12/02/2014        5,099
    12,000    Crown Point Capital Co.(a)                           0.14      12/03/2014       12,000
    11,890    LMA Americas, LLC(a),(b)                             0.13      12/19/2014       11,889
     8,713    Manhattan Asset Funding Co., LLC(a),(b)              0.16       1/14/2015        8,711
     7,651    Victory Receivables Corp.(a),(b)                     0.14      12/01/2014        7,651
    10,442    Working Capital Management Co.(a),(b)                0.13      12/08/2014       10,442
                                                                                           ---------
                                                                                              65,792
                                                                                           ---------
              Total Financials                                                                65,792
                                                                                           ---------
              Total Commercial Paper                                                          65,792
                                                                                           ---------
----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (1.8%)
22,949,979    State Street Institutional Liquid Reserves Fund
                Premier Class, 0.08%(c)                                                       22,950
                                                                                         -----------
              Total Money Market Instruments (cost: $88,742)                                  88,742
                                                                                         -----------

              TOTAL INVESTMENTS (COST: $1,220,402)                                       $ 1,313,333
                                                                                         ===========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                       (LEVEL 1)            (LEVEL 2)          (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT        SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE       UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS               INPUTS             INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
     Domestic Exchange-
        Traded Funds                  $  301,974              $     -              $-       $  301,974
     Fixed-Income Exchange-
        Traded Funds                     386,256                    -               -          386,256
     International Exchange-
        Traded Funds                     536,361                    -               -          536,361
Money Market Instruments:
  Commercial Paper                             -               65,792               -           65,792
  Money Market Funds                      22,950                    -               -           22,950
------------------------------------------------------------------------------------------------------
Total                                 $1,247,541              $65,792              $-       $1,313,333
------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA MANAGED ALLOCATION FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 40.9% of net assets at November 30, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered,

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

        a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

See accompanying notes to financial statements.

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,220,402)     $1,313,333
  Cash                                                                         1
  Receivables:
     Capital shares sold                                                   1,745
     Interest                                                                  1
                                                                      ----------
        Total assets                                                   1,315,080
                                                                      ----------
LIABILITIES
  Payables:
     Capital shares redeemed                                               1,708
  Accrued management fees                                                    636
  Accrued administration and servicing fees                                    2
  Accrued transfer agent's fees                                                2
  Other accrued expenses and payables                                         58
                                                                      ----------
        Total liabilities                                                  2,406
                                                                      ----------
           Net assets applicable to capital shares outstanding        $1,312,674
                                                                      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $1,207,915
  Accumulated undistributed net investment income                         18,248
  Accumulated net realized loss on investments                            (6,420)
  Net unrealized appreciation of investments                              92,931
                                                                      ----------
           Net assets applicable to capital shares outstanding        $1,312,674
                                                                      ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                            110,112
                                                                      ==========
  Net asset value, redemption price, and offering price per share     $    11.92
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                            $  20,216
  Interest                                                                    35
                                                                       ---------
           Total income                                                   20,251
                                                                       ---------
EXPENSES
  Management fees                                                          3,772
  Administration and servicing fees                                          314
  Transfer agent's fees                                                      314
  Custody and accounting fees                                                 64
  Postage                                                                     55
  Shareholder reporting fees                                                  12
  Trustees' fees                                                              12
  Registration fees                                                           56
  Professional fees                                                           48
  Other                                                                        7
                                                                       ---------
           Total expenses                                                  4,654
                                                                       ---------
NET INVESTMENT INCOME                                                     15,597
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                        3,812
  Change in net unrealized appreciation/depreciation of:
      Investments                                                        (25,883)
                                                                       ---------
           Net realized and unrealized loss                              (22,071)
                                                                       ---------
  Decrease in net assets resulting from operations                     $  (6,474)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

------------------------------------------------------------------------------------------------------
                                                                        11/30/2014           5/31/2014
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $    15,597        $     18,964
   Net realized gain (loss) on investments                                   3,812                (983)
   Change in net unrealized appreciation/depreciation
       of investments                                                      (25,883)             75,788
                                                                       -------------------------------
       Increase (decrease) in net assets resulting
           from operations                                                  (6,474)             93,769
                                                                       -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                         -             (16,984)
   Net realized gains                                                            -                (489)
                                                                       -------------------------------
       Distributions to shareholders                                             -             (17,473)
                                                                       -------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               182,301             545,984
   Reinvested dividends                                                          -              17,473
   Cost of shares redeemed                                                 (82,345)           (135,455)
                                                                       -------------------------------
       Increase in net assets from capital share transactions               99,956             428,002
                                                                       -------------------------------
   Net increase in net assets                                               93,482             504,298

NET ASSETS
   Beginning of period                                                   1,219,192             714,894
                                                                       -------------------------------
   End of period                                                       $ 1,312,674        $  1,219,192
                                                                       ===============================
Accumulated undistributed net investment income:
   End of period                                                       $    18,248        $      2,651
                                                                       ===============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                               15,287              48,889
  Shares issued for dividends reinvested                                         -               1,517
  Shares redeemed                                                           (6,898)            (11,814)
                                                                       -------------------------------
     Increase in shares outstanding                                          8,389              38,592
                                                                       ===============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA discretionary managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including Exchange-Traded Funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include commercial paper, which is valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    for long-term securities and the straight-line method for short-term securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

20  | USAA MANAGED ALLOCATION FUND

================================================================================

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 1.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $9,593,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

  POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
---------------------------------------------
                TAX CHARACTER
---------------------------------------------
(NO EXPIRATION)                      BALANCE
---------------                    ----------
  Short-Term                       $6,428,000
  Long-Term                         3,165,000
                                   ----------
          Total                    $9,593,000
                                   ==========

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $161,268,000 and $64,796,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $104,373,000 and $11,442,000, respectively, resulting in net unrealized appreciation of $92,931,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended November 30, 2014, there were no subadvisers.

    The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $3,772,000.

================================================================================

22  | USAA MANAGED ALLOCATION FUND

================================================================================

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $314,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager.
    For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $20,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $314,000.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED                                                         PERIOD ENDED
                              NOVEMBER 30,                 YEAR ENDED MAY 31,                         MAY 31,
                           -------------------------------------------------------------------------------------
                                 2014             2014          2013       2012         2011          2010***
                           -------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    11.99       $    11.32      $  10.67   $  11.33     $  10.14         $  10.00
                           ----------------------------------------------------------------------------------
Income (loss) from
 investment operations:

 Net investment income            .14              .20           .18        .32(a)       .30(a)           .05(a)
 Net realized and
   unrealized gain (loss)        (.21)             .66           .95       (.18)(a)     1.36(a)           .09(a),(b)
                           ----------------------------------------------------------------------------------
Total from investment
 operations                      (.07)             .86          1.13        .14(a)      1.66(a)           .14(a)
                           ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income              -             (.18)         (.23)      (.32)        (.22)               -
 Realized capital gains             -             (.01)         (.25)      (.48)        (.25)               -
                           ----------------------------------------------------------------------------------
Total distributions                 -             (.19)         (.48)      (.80)        (.47)               -
                           ----------------------------------------------------------------------------------
Net asset value at end
 of period                 $    11.92       $    11.99      $  11.32   $  10.67     $  11.33         $  10.14
                           ==================================================================================
Total return (%)*                (.58)            7.65         10.70       1.29        16.69             1.40
Net assets at
 end of period (000)       $1,312,674       $1,219,192      $714,894   $519,850     $474,503         $281,793
Ratios to average
 net assets:**
 Expenses (%)(d)                  .74(c)           .73           .74        .74          .75              .83(c)
 Net investment
   income (%)                    2.48(c)          1.80          1.68       2.87         2.80             1.32(c)

Portfolio turnover (%)              5               65            65(f)     125(f)       249(e)            52
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $1,255,227,000.
*** Fund commenced operations on February 1, 2010.
(a) Calculated using average shares.
(b) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                    -             (.00%)(+)     (.00%)(+)  (.00%)(+)    (.00%)(+)        (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(e) Reflects increased trading activity due to asset allocation strategies.
(f) Reflects decreased trading activity due to asset allocation strategies.


================================================================================

24  | USAA MANAGED ALLOCATION FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                         BEGINNING               ENDING          DURING PERIOD* JUNE 1
                                       ACCOUNT VALUE          ACCOUNT VALUE         NOVEMBER , 2014 -
                                        JUNE 1, 2014        NOVEMBER 30, 2014           30, 2014
                                      ----------------------------------------------------------------
Actual                                   $1,000.00              $  994.20                $3.70
Hypothetical
  (5% return before expenses)             1,000.00               1,021.36                 3.75

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (0.58)% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

26  | USAA MANAGED ALLOCATION FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201011-0115

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      we know what it means to serve.(R)

================================================================================
    93924-0115                               (C)2015, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.